Due to Affiliate - Narrative (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Aug. 26, 2020 USD ($) $ / shares	Aug. 07, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Aug. 26, 2020 $ / shares
Disclosure of transactions between related parties [line items]
Cash advances and loans from related parties			$ 0	$ 287,798
Share capital			2,114,783	1,192,963
Tricon PIPE LLC
Disclosure of transactions between related parties [line items]
Share capital		$ 300,000
Percentage of voting interest in structured entity		100.00%
Preferred unit liability			300,000	300,000
Amounts receivable, related party transactions			300,000	300,000
Interest income			17,250	5,654
Dividend income			17,250	5,654
Due to Affiliate | Fair value
Disclosure of transactions between related parties [line items]
Liability component at fair value			283,150	293,465
Tricon PIPE LLC
Disclosure of transactions between related parties [line items]
Exchange right, initial exchange price (in dollars per share) | (per share)	$ 8.50				$ 11.18
Preferred units, dividend percentage	5.75%				5.75%
Preferred units, dividend payable period	7 years
Preferred units, dividend, annual increase percentage	1.00%				1.00%
Preferred units, maximum dividend percentage	9.75%				9.75%
Preferred units, forced exchange right, volume-weighted average share price period	20 days
Preferred units, forced exchange right, threshold exchange price percentage	135.00%				135.00%
Preferred units, forced exchange right, threshold exchange price percentage, after fifth anniversary of closing	115.00%
Preferred units, redemption right, percentage of liquidation preference	105.00%				105.00%
Tricon PIPE LLC | Tricon PIPE LLC
Disclosure of transactions between related parties [line items]
Income (expense) from structured entities			0	0
Tricon PIPE LLC | Due to Affiliate
Disclosure of transactions between related parties [line items]
Cash advances and loans from related parties	$ 300,000
Borrowings, interest rate, applicable term	7 years
Interest expense on debt instruments issued			21,965	7,116
Accretion expense			$ 4,715	$ 1,462
Tricon PIPE LLC | Due to Affiliate | Fixed interest rate
Disclosure of transactions between related parties [line items]
Interest rate	5.75%				5.75%